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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ] Amendment No.:

This Amendment (Checkonly one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greylock XII GP Limited Liability Company
Address:  One Brattle Square, 4th Floor
          Cambridge, MA 02138

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Donald A. Sullivan
Title:  Administrative Partner
Phone:  (781) 622-2200

Signature, place and date of signing:

/s/ Donald A. Sullivan       Cambridge, MA       February 2, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $295,585 (in thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number Name

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
COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5           COLUMN 6 COLUMN 7        COLUMN 8
--------  -------------- --------- ------------- ----------          -------- -------- ----------------------
                                                                                          VOTING AUTHORITY
                                                                                       ----------------------
                                                   SH/PRN   SH/ PUT/ INVSTMT   OTHER
ISSUER    TITLE OF CLASS  CUSIP    VALUE (x1000)   AMOUNT   PRN CALL DISCRTN    MGRS      SOLE    SHARED NONE
------    -------------- --------- ------------- ---------- --- ---- -------- -------- ---------- ------ ----
IMPERVA        COM       45321L100   $ 52,090     1,496,413 SH         Sole             1,496,413   0     0
PANDORA
  MEDIA        COM       698354107   $214,721    21,450,674 SH         Sole            21,450,674   0     0
ZIPCAR         COM       98974X103   $ 28,774     2,144,138 SH         Sole             2,144,138   0     0

                            Total:   $295,585